23 Insurance contracts and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts And Contingencies
Schedule of legal proceedings and contingencies

The provisions related to labor and civil proceedings whose likelihood of loss is assessed as probable are as follows:

	Labor	Civil	Total

Balance as of January 1, 2017	890	1,421	2,311
Additions	-	2	2
Reversals	(593)	-	(593)
Balances as of December 31, 2017	297	1,423	1,720
Business combinations	2,089	-	2,089
Additions	13	-	13
Reversals	(166)	(191)	(357)
Balances as of December 31, 2018	2,233	1,232	3,465
Business combinations	3,301	1,071	4,372
Additions	737	1,508	2,245
Reversals	(3,770)	(1,043)	(4,813)
Balances as of December 31, 2019	2,501	2,768	5,269

Schedule of social security proceedings assessed by Management

There are other civil, labor, taxes and social security proceedings assessed by Management and its legal counsels as possible risk of loss, for which no provisions are recognized, as follows:

	2019	2018

Labor	3,570	572
Civil	39,135	26,816
Taxes and social security	7,583	391
Total	50,288	27,779